Operating expenses - Payroll Costs, Additional Information (Details) € in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€) employee	Dec. 31, 2021 EUR (€) employee	Dec. 31, 2020 EUR (€) employee	Dec. 31, 2022 patient	Dec. 31, 2020 uSDollarPerEuro
Disclosure Of Operating Expenses [Line Items]
Increase/ decrease in employee benefit expense	€ (1,300)	€ (774)
Increase (decrease) in employee benefit expense, percentage	(13.00%)	(8.00%)
End of period headcount) (employee)	102	100	90	400	90
Share-based payments	€ 3,174	€ 3,201	€ 2,924
Short-term employee benefits expense	€ 17,300	€ 15,700	€ 15,100
Increase in number of employees | employee	2	10	(15)
Selling, general and administrative expense
Disclosure Of Operating Expenses [Line Items]
Increase/ decrease in employee benefit expense	€ 300		€ 1,600
Increase (decrease) in employee benefit expense, percentage	3.30%		21.00%
End of period headcount) (employee) | employee	28	27	24
Share-based payments	€ 2,800	€ 2,500	€ 2,300